Components of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Property, Plant and Equipment [Line Items]
Cost	$ 356,721	$ 274,636
Accumulated Depreciation	(137,208)	(110,686)
Net Book Value	219,513	163,950
Land
Property, Plant and Equipment [Line Items]
Cost	4,664	2,764
Net Book Value	4,664	2,764
Buildings
Property, Plant and Equipment [Line Items]
Cost	5,055	3,120
Accumulated Depreciation	(570)	(425)
Net Book Value	4,485	2,695
Useful Life	40 years	40 years
Transportation equipment
Property, Plant and Equipment [Line Items]
Cost	334,023	260,264
Accumulated Depreciation	(130,755)	(105,365)
Net Book Value	203,268	154,899
Transportation equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Life	7 years	7 years
Transportation equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Life	11 years	11 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	3,793	1,522
Accumulated Depreciation	(957)	(721)
Net Book Value	2,836	801
Useful Life	The shorter of the life of lease or the useful life of the asset	The shorter of the life of lease or the useful life of the asset
Other machinery and equipment
Property, Plant and Equipment [Line Items]
Cost	9,186	6,966
Accumulated Depreciation	(4,926)	(4,175)
Net Book Value	$ 4,260	$ 2,791
Other machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Life	3 years	3 years
Other machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Life	5 years	5 years